Leases - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2017 renewalOption	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 730			$ 762	$ 784
Lease liabilities	692			672	$ 680
TAK | Subsidiaries
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 99		$ 7	119
TAK | Next 18 years, after year 1 | Subsidiaries
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities			$ 6
Fort Hills Energy Limited Partnership
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		25 years
Number of renewal options | renewalOption		4
Renewal term	5 years
Fort Hills Energy Limited Partnership | Joint operations
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 199			$ 203